Mairs & Power Small Cap Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Consumer Discretionary - 5.8%
Gentherm, Inc. (a)	72,470	$2,468,328
Life Time Group Holdings, Inc. (a)	156,846	4,328,950
Patrick Industries, Inc.	22,958	2,374,546
Polaris, Inc.	83,184	4,835,486
		14,007,310

Consumer Staples - 3.8%
Casey's General Stores, Inc.	8,781	4,964,075
MGP Ingredients, Inc.	173,245	4,190,796
		9,154,871

Financials - 15.9%
Alerus Financial Corp.	85,274	1,887,966
Associated Banc-Corp.	228,573	5,876,612
Cullen/Frost Bankers, Inc.	42,471	5,384,049
Glacier Bancorp, Inc.	97,354	4,738,219
Piper Sandler Cos.	19,442	6,746,180
QCR Holdings, Inc.	96,654	7,310,909
Wintrust Financial Corp.	49,942	6,614,318
		38,558,253

Health Care - 14.2%
Bio-Techne Corp.	157,723	8,774,131
CVRx, Inc. (a)	142,456	1,149,620
Exact Sciences Corp. (a)	87,592	4,792,158
Inspire Medical Systems, Inc. (a)	58,949	4,374,016
Medpace Holdings, Inc. (a)	15,508	7,973,593
RadNet, Inc. (a)	95,648	7,289,334
		34,352,852

Industrials - 24.3%
AAR Corp. (a)	124,916	11,201,218
Generac Holdings, Inc. (a)	16,522	2,765,783
Hub Group, Inc. - Class A	251,394	8,658,009
JBT Marel Corp.	68,757	9,656,921
nVent Electric PLC	78,344	7,727,852
Oshkosh Corp.	25,035	3,247,039
Tennant Co.	58,443	4,737,390
Toro Co.	98,415	7,499,223
Trex Co., Inc. (a)	62,372	3,222,761
		58,716,196

Information Technology - 24.3%
Clearfield, Inc. (a)	219,706	7,553,492
Clearwater Analytics Holdings, Inc. - Class A (a)	92,510	1,667,030
Cognex Corp.	177,201	8,027,205
Entegris, Inc.	102,681	9,493,885
Jamf Holding Corp. (a)	285,619	3,056,123
Littelfuse, Inc.	29,137	7,546,775
Plexus Corp. (a)	53,900	7,798,791
SkyWater Technology, Inc. (a)	169,131	3,155,985
Workiva, Inc. (a)	122,384	10,534,815
		58,834,101

Materials - 7.2%
HB Fuller Co.	133,878	7,936,287
James Hardie Industries PLC (a)	23,652	454,355
Knife River Corp. (a)	118,355	9,097,949
		17,488,591

Utilities - 4.6%
Black Hills Corp.	95,749	5,897,181
Northwestern Energy Group, Inc.	87,275	5,115,188
		11,012,369
TOTAL COMMON STOCKS (Cost $182,744,556)		242,124,543

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	291,694	291,694
TOTAL MONEY MARKET FUNDS (Cost $291,694)		291,694

TOTAL INVESTMENTS - 100.2% (Cost $183,036,250)		242,416,237
Liabilities in Excess of Other Assets - (0.2)%		(584,209)
TOTAL NET ASSETS - 100.0%		$241,832,028
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Mairs & Power Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$242,124,543	$–	$–	$242,124,543
Money Market Funds	291,694	–	–	291,694
Total Investments	$242,416,237	$–	$–	$242,416,237

Refer to the Schedule of Investments for further disaggregation of investment categories.